Revenues from Contracts with Customers Revenues from Contracts with Customers - Contract Liabilities (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue from Contract with Customer [Abstract]
Contract with Customer, Liability, beginning balance			$ 1,060	$ 1,087	$ 1,087
Deferred Revenue, Additions			220		377
Contract with Customer, Liability, Revenue Recognized	$ (78)	$ (56)	(135)	$ (116)	229	$ 132	$ 211
Reclassification from deferred revenues due to change in estimated transaction price			(92)		175
Contract with Customer, Liability, ending balance	$ 1,053		$ 1,053		$ 1,060	$ 1,087